Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of balance sheets - Parent Company [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Other interest-bearing deposits	$ 9	$ 34
Prepaid expenses and other assets	458	883
Total assets	52,523	51,937
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	227	26
Total liabilities	227	26
Shareholders’ equity	52,296	51,911
Total liabilities and shareholders’ equity	52,523	51,937
First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	933	1,282
Investment in First Federal of Hazard	18,407	18,314
First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits in First Federal of Kentucky	1,070	167
Frankfort First [Member]
ASSETS
Investment in Frankfort First	$ 31,646	$ 31,257